Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Schedule of Movements in Goodwill	Movements in goodwill comprise:

(€ million)	Goodwill
Balance at January 1, 2022	48,056
Acquisitions during the period	609
Other movements during the period(a)	(258)
Currency translation differences	1,485
Balance at December 31, 2022	49,892
Acquisitions during the period (c)	475
Other movements during the period(a)	(90)
Currency translation differences	(873)
Balance at December 31, 2023	49,404
Acquisitions during the period	—
Other movements during the period(a)	(351)
Currency translation differences	1,586
Opella reclassification (b)	(7,255)
Balance at December 31, 2024	43,384
(a)This line mainly comprises the amount of goodwill allocated to divested operations in accordance with paragraph 86 of IAS 36, including in 2024 the allocated goodwill relating to the divestment of the Enjaymo activity to Recordati (see Note D.1.). For 2022, this line includes the loss of control of
EUROAPI (see Note D.1.).
(b)The Opella goodwill is presented within Assets held for sale (see Note D.1.).
(c)The final purchase price allocation for QRIB Intermediate Holdings, LLC resulted in the recognition of intangible assets (other than goodwill) of
€774 million as of the acquisition date (September 29, 2023) and of goodwill measured at €484 million as of the acquisition date (see Note D.1.).

Schedule of Movements in Other Intangible Assets	Movements in other intangible assets comprise:

(€ million)	Acquired R&D	Products, trademarks and other rights	Software	Total other intangible assets
Gross value at January 1, 2022(a)	11,207	65,906	1,752	78,865
Changes in scope of consolidation(c)	—	499	(35)	464
Acquisitions and other increases	277	195	99	571
Disposals and other decreases	(72)	(423)	(48)	(543)
Currency translation differences	518	1,994	21	2,533
Transfers(b)	(1,576)	1,408	(6)	(174)
Gross value at December 31, 2022	10,354	69,579	1,783	81,716
Changes in scope of consolidation(c)	113	3,287	1	3,401
Acquisitions and other increases(f)	1,062	1,970	80	3,112
Disposals and other decreases	(262)	(380)	(41)	(683)
Currency translation differences	(242)	(1,584)	(11)	(1,837)
Transfers(b)	(1,253)	861	(4)	(396)
Gross value at December 31, 2023	9,772	73,733	1,808	85,313
Changes in scope of consolidation(c)	1,745	—	—	1,745
Acquisitions and other increases(f)	1,006	444	104	1,554
Disposals and other decreases	(58)	(1,447)	(9)	(1,514)
Currency translation differences	606	2,708	17	3,331
Transfers(b)	(52)	66	(11)	3
Opella reclassification (a)	(153)	(9,156)	(57)	(9,366)
Gross value at December 31, 2024	12,866	66,348	1,852	81,066
Accumulated amortization & impairment at January 1, 2022(a)	(3,477)	(52,744)	(1,237)	(57,458)
Changes in scope of consolidation	—	—	11	11
Amortization expense(e)	—	(2,099)	(97)	(2,196)
Impairment losses, net of reversals(d)	(1,107)	1,561	—	454
Disposals and other decreases	75	411	39	525
Currency translation differences	(7)	(1,567)	(17)	(1,591)
Transfers(b)	388	(214)	5	179
Accumulated amortization & impairment at December 31, 2022	(4,128)	(54,652)	(1,296)	(60,076)
Changes in scope of consolidation(c)	—	33	—	33
Amortization expense	—	(2,225)	(120)	(2,345)
Impairment losses, net of reversals(d)	(90)	(842)	—	(932)
Disposals and other decreases	262	326	41	629
Currency translation differences	94	1,184	9	1,287
Transfers(b)	128	268	14	410
Accumulated amortization & impairment at December 31, 2023	(3,734)	(55,908)	(1,352)	(60,994)
Amortization expense	—	(2,094)	(106)	(2,200)
Impairment losses, net of reversals(d)	(638)	373	1	(264)
Disposals and other decreases	58	655	9	722
Currency translation differences	(191)	(1,928)	(15)	(2,134)
Transfers(b)	(2)	(3)	—	(5)
Opella reclassification (a)	10	6,398	30	6,438
Accumulated amortization & impairment at December 31, 2024	(4,497)	(52,507)	(1,433)	(58,437)
Carrying amount at December 31, 2022	6,226	14,927	487	21,640
Carrying amount at December 31, 2023	6,038	17,825	456	24,319
Carrying amount at December 31, 2024	8,369	13,841	419	22,629
(a)Comprises the other intangible assets of Opella, now reclassified to Assets held for sale at December 31, 2024 in accordance with IFRS 5 (see note D.1.).
(b)The “Transfers” line mainly comprises (i) acquired R&D that came into commercial use during the period and (ii) reclassifications of assets (other than
Opella assets) as Assets held for sale.
(c)The “Changes in scope of consolidation” line mainly comprises the fair value of intangible assets recognized in connection with acquisitions made during the period (see Note D.1.).
(d)See Note D.5.
(e)The amendment to the terms of the IO License and Collaboration Agreement resulted in the recognition of an amortization charge of €226 million in 2022 (see Note C.1.).
(f)This line mainly comprises:
In 2023:
–the rights acquired as a result of the simplification agreed between Sanofi and AstraZeneca in April 2023 in respect of the agreements on Beyfortus
(nirsevimab) (see Note C.2.);
–an upfront payment of $500 million relating to the rights acquired under the agreement with Teva Pharmaceuticals on the co-development and co-
commercialization of TEV’574;and
–an upfront payment of $175 million for the rights acquired under the agreement with Janssen Pharmaceuticals, Inc. relating to a vaccine against extra-intestinal pathogenic strains of E-Coli.
In 2024:
–an upfront payment of $500 million for the rights acquired under the agreement with Novavax relating to the co-exclusive license agreement for the co-commercialization of a COVID-19 vaccine and the development of a combined flu-COVID-19 vaccine; and
–an upfront payment of $300 million for the rights acquired under an agreement with Corxel Pharmaceuticals for the development and commercialization rights to aficamten in China.

Detailed Information for Principal Marketed Products	The table below provides information about the principal “marketed products”, which were recognized in connection with major acquisitions made by Sanofi and represented 95% of the carrying amount of that item as of December 31, 2024:

(€ million)	Gross value	Accumulated amortization & impairment	December 31, 2024	Amortization period (years)(a)	Residual amortization period (years)(b)	Carrying amount at December 31, 2023	Carrying amount at December 31, 2022
Genzyme(c)	10,600	(10,541)	59	10	2	208	621
Boehringer Ingelheim (c)	3,520	(1,756)	1,764	17	10	1,806	2,037
Aventis(c)	34,175	(34,136)	39	9	10	43	58
Chattem(c)	1,406	(924)	482	23	10	501	574
Protein Sciences(c)	886	(505)	381	13	6	420	498
Ablynx(c)	1,966	(883)	1,083	14	8	1,220	1,357
Bioverativ(c)	8,375	(4,026)	4,349	13	8	5,152	4,836
Rezurock	2,033	(520)	1,513	12	9	1,580	1,702
Tzield	2,714	(375)	2,339	12	11	2,405	—
Beyfortus	2,288	(201)	2,087	17	16	1,870	180
Qunol	790	(91)	699	10	8	722	—
Total: principal marketed products incl. Opella products presented in "Assets held for sale"	68,753	(53,958)	14,795			15,927	11,863
Total: principal marketed products excl. Opella products presented in "Assets held for sale"	60,214	(48,212)	12,002			13,055	9,429
(a)Weighted averages. The amortization periods for these products vary between 1 and 25 years.
(b)Weighted averages.
(c)Commercialized products derived from the acquisition of these companies. In the case of Bioverativ, the product Enjaymo was sold to Recordati in 2024
(see Note D.1.).

Amortization of Softwares Recognized in Income Statement	An analysis of amortization of software is shown in the table below:

(€ million)	2024	2023(a)	2022(a)
Cost of sales	16	14	9
Research and development expenses	1	3	1
Selling and general expenses	87	100	82
Other operating expenses	1	2	4
Net income from discontinued operations	1	1	1
Total	106	120	97
(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued
operation.